Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current Assets:
Cash & cash equivalents	$ 1,004,269	$ 766,189
Certificates of deposit		244,971
Accounts Receivable	315,327	137,499
Notes Receivable	167,512	667,512
Inventories	244,660	265,045
Prepaid Expense and other assets	275,476	289,966
Total Current Assets	2,007,244	2,371,182
Notes Receivable	1,112,524	1,070,000
Equity Method Investment (Note 2)	581,742
Fixed Assets, net	184,385	87,716
Intangibles, net	115,139	95,356
Total Assets	4,001,034	3,624,254
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	165,588	140,462
Accrued Expenses	455,326	785,215
Deferred Revenue	18,342	6,663
Total Liabilities	639,256	932,340
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, $.01 par value, 50,000,000 authorized, 6,943,283 and 4,564,428 outstanding	120,893	69,432
Additional paid-in capital	(62,138,569)	(57,380,256)
Accumulated deficit	58,898,476	54,765,045
Total Stockholders' Equity	3,361,778	2,691,914
Total Liabilities and Stockholders' Equity	4,001,034	3,624,254
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock	792	792
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock		$ 6,479